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                                                                  August 1, 2002

                       SEGALL BRYANT & HAMILL MID CAP FUND
                         Series of Advisors Series Trust
                                  Supplement to
                        Prospectus Dated August 28, 2001
--------------------------------------------------------------------------------



Please note the following changes to Segall Bryant & Hamill Mid Cap Fund's investment policies:


Page 3 of the Prospectus
------------------------

What are the Fund's principal investment strategies?

The Fund invests at least 80% of its assets in the common stocks of domestic companies whose shares have a stock market value ("market capitalization") of between $1 billion and $15 billion.


Redemption Fee
---------------

Effective February 1 2002, the Fund began assessing a 1.00% redemption fee on shares purchased and held for less than sixty (60) days. The Fund is intended for long-term investors and short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all the shareholders. This fee is being paid to the Fund to help offset transaction costs and administrative expenses. The Fund reserves the right to lower or waive the amount of this fee.




               Please retain this Supplement with the Prospectus.
            The date of this Prospectus Supplement is August 1, 2002

                                                                  August 1, 2002

                       SEGALL BRYANT & HAMILL MID CAP FUND
                         Series of Advisors Series Trust
                                  Supplement to
            Statement of Additional Information Dated August 28, 2001
--------------------------------------------------------------------------------

Please note the following addition to the Segall Bryant & Hamill Mid Cap Fund's non-fundamental investment policies on page B-19 of the Statement of Additional Information ("SAI"):


[The Fund May Not]

(6) Make any change in the Fund's investment policy of investing at least 80% of its net assets in the investment suggested by the Fund's name without first providing its shareholders with at least 60 days' prior notice.




                   Please retain this Supplement with the SAI.
                The date of this SAI Supplement is August 1, 2002